Discontinued Operations - Summary of Sale of Subsidiaries (Parenthetical) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Income tax	$ 0	$ 0
Discontinued Operations
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Income tax	0	0	$ 0
Bioseparations Operations | Discontinued Operations
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Income tax			$ 0
Plasma Collection Centers | Discontinued Operations
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Income tax		0
Ryplazim Business | Discontinued Operations
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Income tax	$ 0	$ 0